Cost of Revenue (Excluding Impairment Loss) (Tables)	12 Months Ended
Dec. 31, 2021
Cost Of Revenue Disclosure [Abstract]
Schedule of cost of revenue (excluding impairment loss)
	For the years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Lease expenses	494,111	345,208	260,866
Employee compensation and benefits	71,134	68,890	107,739
Depreciation and amortization	109,875	76,209	68,755
Advertising costs	469,367	278,679	424,230
Other operating costs(i)	224,905	199,083	272,470
Total	1,369,392	968,069	1,134,060

(i)      Including costs for construction and design services, utilities, maintenance, daily cleaning and others.